GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets, Gross	$ 3,113	$ 3,113
Accumulated Amortization	2,661	1,947
Identifiable Intangible assets, Net	452	1,166
Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	6 years
Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	3 years
Customer Relationships [Member]
Finite-Lived Intangible Assets, Gross	1,007	1,007
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	6 years
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	3 years
Noncompete Agreements [Member]
Finite-Lived Intangible Assets, Gross	127	127
Finite-Lived Intangible Asset, Useful Life	4 years
Core Technology [Member]
Finite-Lived Intangible Assets, Gross	1,507	1,507
Core Technology [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	6 years
Core Technology [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	3 years
Process Research & Development [Member]
Finite-Lived Intangible Assets, Gross	$ 472	$ 472
Finite-Lived Intangible Asset, Useful Life	4 years